33. Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share attributed to the Company's shareholders (in R$ per share)
Earnings per share

33.  Earnings per share

(a)   Basic

Basic earnings per share are calculated by dividing income attributable to shareholders of the Company by the weighted average number of shares issued during the tax year.

	2019	2018	2017

Income attributable to shareholders of the Company	3,622,127	2,545,101	1,234,507

Weighted average number of common shares issued (thousands)	2,420,481	2,420,172	2,420,016

Basic earnings per share (expressed in R$)	1.50	1.05	0.51

(b)   Diluted

Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding to assume the conversion of all dilutive potential shares.

	2019	2018	2017

Income attributable to shareholders of the Company	3,622,127	2,545,101	1,234,507

Weighted average number of common shares issued (thousands)	2,421,018	2,421,075	2,421,072

Diluted earnings per share (expressed in R$)	1.50	1.05	0.51

The calculation of the diluted earnings per share considered 537 thousand shares (903 thousand shares in 2018) related to the granting of Plan 2011-2013, and granting of the 2014-2016 Plan, as mentioned in Note 25.